Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Finance Cost

Years ended December 31	2017	2016
Interest expense	$99	$103
Finance fees	10	10
Accretion of reclamation and closure cost obligations (note 25(a))	24	24

	$133	$137